Filed Pursuant to Rule 497(e)
1933 Act File No. 333-120624
1940 Act File No. 811-21675

EXPLANATORY NOTE

On behalf of WY Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplemented Prospectus, dated May 1, 2012, for The Core Fund, filed pursuant to Rule 497(e) on October 24, 2012.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary provided in the 497(e) filing (Accession Number 0000894198-12-005908).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE